Stock-Based Compensation - Stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Aggregate intrinsic value
Exercised		$ 1,900	$ 3,400	$ 24,300
Intrinsic value of stock options exercised		$ 1,900	$ 3,400	$ 24,300
Employee Stock Option
Stock-based compensation
Options expiration period (in years)		10 years
Number outstanding
Outstanding at the beginning of the period (in shares)	2,774	2,188
Granted (in shares)	1,388	1,187
Exercised (in shares)	(150)	(161)
Cancelled (in shares)	(561)	(440)
Outstanding at the end of the period (in shares)	3,451	2,774	2,188
Exercisable at the end of the period (in shares)	1,381	1,117
Vested and expected to vest at the end of the period (in shares)	3,451	2,774
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 19.62	$ 20.69
Granted (in dollars per share)	22.65	16.23
Exercised (in dollars per share)	11.89	11.77
Cancelled (in dollars per share)	22.3	18.65
Outstanding at the end of the period (in dollars per share)	20.34	19.62	$ 20.69
Exercisable at the end of the period (in dollars per share)	21.11	22.81
Vested and expected to vest at the end of the period (in dollars per share)	$ 20.34	$ 19.62
Weighted-average remaining contractual life
Outstanding (in years)	7 years 10 months 24 days	7 years 10 months 24 days	8 years 1 month 6 days
Exercisable at the end of the period (in years)	6 years 3 months 18 days	6 years 4 months 24 days
Vested and expected to vest at the end of the period (in years)	7 years 10 months 24 days	7 years 10 months 24 days
Aggregate intrinsic value
Outstanding	$ 1,929	$ 26,941	$ 4,273
Exercisable at the end of the period	1,245	9,176
Vested and expected to vest at the end of the period	$ 1,929	$ 26,941
Employee Stock Option | Share-Based Payment Arrangement, Tranche One [Member]
Stock-based compensation
Vesting period (in years)		4 years
Vesting percentage 1 (as a percent)		25.00%
Employee Stock Option | Share-Based Payment Arrangement, Tranche Two [Member]
Stock-based compensation
Vesting period (in years)		3 years
Vesting percentage 1 (as a percent)		75.00%